AMERICAN LEADERS FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Fortress Shares
Supplement to Prospectuses dated May 31, 1995

     On page 25 of the Class A Shares, Class B Shares and
     Class C Shares combined prospectus and page 15 of the Fortress Shares prospectus, under the sub-heading
     "Adviser's Background," please delete the bio for Frederick L. Plautz in its entirety.

                                              September 15, 1995


   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of Federated
   Investors
   Federated Investors Tower
   Pittsburgh, PA  15222-3779
   027128107
   027128404
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   027128305
   G00982-02 (9/95) CMR509060